Organization and Basis of Presentation - Additional Information (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 0
Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage	91.00%	94.00%